K&L |GATES

         Kirkpatrick & Lockhart Preston Gates Ellis LLP

 1601 K Street NW

Washington, DC 20006-1600

  T 202.778.9000

www.klgates.com

March 4, 2008

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Heritage Income Trust (the “Trust”)

File Nos. 33-30361 and 811-05853

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and the Statement of Additional Information (“SAI”) used with respect to the Trust does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 28 (the “PEA”) to its Registration Statement on Form N-1A and that the PEA was filed electronically.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

cc:  Mathew J. Calabro

Susan L. Walzer

Heritage Asset Management, Inc.